Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Aug. 11, 2017
Registrant Name	AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
Central Index Key	0000925950
Amendment Flag	false
Document Creation Date	Aug. 11, 2017
Document Effective Date	Aug. 14, 2017
Prospectus Date	Apr. 07, 2017
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class A
Prospectus:
Trading Symbol	AMHIX
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class C
Prospectus:
Trading Symbol	AHICX
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class F-1
Prospectus:
Trading Symbol	ABHFX
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class F-2
Prospectus:
Trading Symbol	AHMFX
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class F-3
Prospectus:
Trading Symbol	HIMFX
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class T
Prospectus:
Trading Symbol	TAHHX